The Advisors’ Inner Circle Fund II	PMV Adaptive Risk Parity ETF
July 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS EXCHANGE TRADED FUNDS — 79.4%
	Shares	Fair Value
Invesco QQQ Trust, Series 1	25,278	$9,698,663
iShares Gold Strategy ETF	12,526	736,403
iShares Short Treasury Bond ETF	6,547	723,051
Vanguard FTSE Developed Markets ETF	57,178	2,723,388
Vanguard S&P 500 ETF	7,667	3,225,354
WisdomTree Bloomberg U.S. Dollar Bullish Fund	90,567	2,382,003

		19,488,862

Total Exchange Traded Funds
(Cost $18,169,692)		19,488,862

CLOSED-END FUND — 20.0%

Commodities — 20.0%
Sprott Physical Gold Trust*	321,621	4,920,801

Total Closed-End Fund
(Cost $4,711,110)		4,920,801

Total Investments - 99.4%
(Cost $22,880,802)		$24,409,663

Percentages are based on Net Assets of $24,566,203

*	Non-income producing security.

ETF — Exchange-Traded Fund
FTSE — Financial Times Stock Exchange
S&P — Standard & Poors

PMV-QH-001-0200